Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 27,910	$ 27,059
Goodwill resulting from business combinations	158
Goodwill, foreign currency translation and other	693
Otis [Member]
Goodwill [Line Items]
Goodwill	1,737	1,575
Goodwill resulting from business combinations	28
Goodwill, foreign currency translation and other	134
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill	10,009	9,487
Goodwill resulting from business combinations	130
Goodwill, foreign currency translation and other	392
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,511	1,511
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	0
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	14,650	14,483
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	167
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	3	3
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	27,907	$ 27,056
Goodwill resulting from business combinations	158
Goodwill, foreign currency translation and other	$ 693